Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of fair value of assets acquired and liabilities assumed acquisition
Fair Value
USD thousands

Cash and cash equivalents	2,980
Short-term restricted cash	55
Accounts receivable	340
Intangible assets	10,021
Goodwill	37,000
Other assets	430
Accounts payable, accrued expenses and other liabilities	(3,998)
Deferred revenue	(12)

Net assets acquired	46,816

Schedule of pro forma financial information
	Year Ended	Year Ended
	December 31	December 31
	2021	2020
	USD thousands	USD thousands

Revenue	3,107	971
Net loss	(33,920)	(25,265)